CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (13,690,947)	$ (11,814,968)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	743,274	205,629
Depreciation and amortization	386,686	321,984
Change in fair value of warrant liability	3,431,865	1,563,439
Changes in non-cash working capital balances:
Other current assets	189,906	34,584
Deposits		11,142
Accounts payable	214,138	266,217
Accrued liabilities	283,983	250,122
Operating lease assets and liabilities, net	21,543	(6,114)
Cash used in operating activities	(8,419,553)	(9,167,965)
Investing activities:
Purchase of intangible assets		(975,000)
Purchase of equipment	(241,203)	(31,107)
Cash used in investing activities	(241,203)	(1,006,107)
Financing activities:
Cash provided by financing activities	13,593,691	10,123,064
(Decrease) increase in cash and cash equivalents during the period	4,932,935	(51,038)
Cash and cash equivalents, beginning of the period	5,535,710	5,586,748
Cash and cash equivalents, end of the period	10,468,645	5,535,710
Supplemental Cash Flow Information
Non-cash investing and financing activity - increase in right of use asset and lease liability from new lease agreement	308,474	97,169
Series B Preferred Stock
Financing activities:
Proceeds from issuances of preferred stock, net	9,615,078	$ 10,123,064
Series C Preferred Stock
Financing activities:
Proceeds from issuances of preferred stock, net	$ 3,978,613